EMPLOYEE BENEFITS (Tables)	12 Months Ended
Jun. 30, 2025
Classes of employee benefits expense [abstract]
Share-based payment expense ELTI scheme

Amounts in R million		2025	2024	2023

Share-based payment expense - ELTI scheme	5.2	30.1	26.4	22.0

TSR performance in relation to percentiles of peer groups performance

Percentile of peers	% of performance shares vesting
< 25th percentile	0%
25th to < 50th percentile	25%
50th to < 75th percentile	75%
≥ 75th percentile	100%

Reconciliation of the number of conditional shares	2025		2024
	Number of Shares	Weighted average price R per share	Number of Shares	Weighted average price R per share
Opening balance	10,506,564		9,524,238
Granted
October 25, 2023	—		2,860,551
October 20, 2024	2,816,040		—
Vested[1]	(936,779)	22.07	(806,582)	17.07
Forfeited	(67,931)		(265,061)
Expired[1]	(2,185,813)		(806,582)

Closing balance	10,132,081		10,506,564
Vesting on	10,132,081		10,506,564
October 20, 2024	—		3,122,592
October 19, 2025	4,621,908		4,621,908
October 25, 2026	2,694,133		2,762,064
October 22, 2027	2,816,040		—

[1] 70% of the total grant did not vest as a result of performance conditions not being met (2024: 50%).

Monte Carlo simulation pricing model and key inputs

Grant date	October 22, 2024	October 25, 2023	19 October 2022
Vesting date	October 22, 2027	October 25, 2026	October 19, 2025

Weighted average fair value of 80% performance shares[1]	15.09	7.72	5.54
Weighted average fair value of 20% retention shares	21.18	16.24	8.60
Expected term (years)	3	3	3
Grant date share price of a DRDGOLD share	21.81	16.89	9.48
Expected dividend yield	0.98%	1.30%	3.24%
Expected volatility[2]	42.12%	44.55%	58.00%
Expected risk free rate	7.42%	8.27%	8.10%
[1] The performance conditions are included in the measurement of the grant date fair value as they are classified as market- based performance conditions
[2] Expected volatility has been based on an evaluation of the historical volatility of DRDGOLD’s share price, commensurate with the expected term of the options

Key management personnel remuneration

Key management personnel remuneration

Amounts in R million	Note	2025	2024	2023

- Board fees paid		7.8	7.9	7.6
- Salaries paid		104.9	93.2	82.0
- Short term incentives relating to this cycle		98.2	94.0	83.8
Market value of long term incentives vested and transferred	19.1	20.6	13.7	31.1
		231.5	208.8	204.5